Supplemental Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2015
Other Significant Noncash Transactions [Line Items]
Other Significant Noncash Transaction, Value of Consideration Given	$ 180.0
Common Class C [Member]
Other Significant Noncash Transactions [Line Items]
Other Significant Noncash Transaction, Value of Consideration Given	180.0
Midstream Holdings [Member]
Other Significant Noncash Transactions [Line Items]
Other Significant Noncash Transaction, Value of Consideration Given	$ 20.9